Basis of preparation of the Condensed consolidated interim accounts - Reconciliation Net Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU	€ 2,556	€ 2,654
Adjustment of the EU IAS 39 carve-out	(1,093)	(75)
Tax effect of the adjustment	243	26
Effect of adjustment after tax	(850)	(50)
Net result attributable to Equityholders of the parent	1,707	2,605
Non-controlling interests	47	51
In accordance with IFRS-IASB net result	€ 1,754	€ 2,656